Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
Note E – Leases
Balance sheet information related to leases at December 31 was as follows:

	2025	2024
Operating leases:
Operating lease right-of-use assets	$923	$1,024
Operating lease liabilities	923	1,024

The components of lease cost were as follows for the year ending December 31:
	2025	2024
Operating lease cost	$203	$189
Short-term lease expense	—	9

Future undiscounted lease payments for operating leases with initial terms of one year or more as of December 31, 2025 are as follows:
Operating Leases
2026	$158
2027	126
2028	129
2029	129
2030	121
Thereafter	543
Total lease payments	1,206
Less: Imputed Interest	(283)
Total operating leases	$923

Other information at December 31 was as follows:

	2025	2024

Weighted-average remaining lease term for operating leases	10.7 years	12.0 years
Weighted-average discount rate for operating leases	2.85%	2.84%